Long-term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about borrowings [line items]
Short Term Debt	$ 1,711.9	₨ 140,668.3	₨ 173,783.7
Long-term debt	$ 10,792.9	886,850.0	977,483.5
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt		111,533.6	151,366.9
Bottom of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 2022
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	May 2029
Loans from banks/financial institutions (short-term) [member]
Disclosure of detailed information about borrowings [line items]
Short Term Debt		₨ 22,933.9	₨ 48,012.5
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	6.70%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	8.65%
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	seven years
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	6.56%	6.56%
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.33%	11.33%
Perpetual Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Non-current portion of non-current notes and debentures issued		₨ 17,440.9
Perpetual Debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.30%	7.30%
Perpetual Debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%	8.75%